SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Summary of Significant Accounting Policies
Economic life of equipment	5 years
Revenue from sales of equipment	$ 13,627,509	$ 15,117,845	$ 18,292,294
Revenue from maintenance services	2,090,109	2,184,692	4,083,042
Revenue from leasing of equipment	1,234,320	1,109,840	1,486,633
Revenue from financing	12,019	12,935	13,362
Revenue	16,963,957	18,425,312	23,875,331
Equipment transferred at a point in time
Summary of Significant Accounting Policies
Revenue	13,627,509	15,117,845	18,292,294
Services rendered over time
Summary of Significant Accounting Policies
Revenue	$ 3,336,448	$ 3,307,467	$ 5,583,037